Investment in equity investee - Summary of investment in equity investees (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Equity Method Investments And Joint Ventures [Abstract]
Balance at the beginning of period	$ 158
Cost of investment		$ 566
Capital injection	412	567
Share of losses	(69)	(14)
Exchange differences	1	1
Balance at the end of period	$ 502	$ 553